Concession Financial and Sector Assets and Liabilities - Additional Information (Details) R$ in Millions		12 Months Ended
	Mar. 17, 2023 Number	Dec. 31, 2025 BRL (R$) Number
IfrsStatementLineItems [Line Items]
Cash | R$		R$ 997
Concession fee | R$		R$ 2,216
Number of hydroelectric generation plants and units | Number	15	15
Concession Contract Eight [Member]
IfrsStatementLineItems [Line Items]
Concession Grant Fee Paid Period		30 years
Number of hydroelectric generation plants and units | Number		18